Schedule of Investments

ARK Venture Fund

April 30, 2025 (Unaudited)

	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PUBLIC COMPANIES – 13.8%

AEROSPACE & DEFENSE - 1.9%
Archer Aviation, Inc., Class A*	327,143	$2,118,357	$2,725,101

AUTOMOBILES - 0.7%
Tesla, Inc.*	3,481	969,565	982,199

BIOTECHNOLOGY - 3.5%
Absci Corp.*	334,167	1,253,380	1,025,893
Beam Therapeutics, Inc.*	36,860	941,956	734,620
CRISPR Therapeutics AG (Switzerland)*	38,162	1,748,857	1,475,724
Intellia Therapeutics, Inc.*	41,026	603,033	363,901
Prime Medicine, Inc.*	168,678	606,211	291,813
Recursion Pharmaceuticals, Inc., Class A*	199,568	1,457,155	1,115,585
		6,610,592	5,007,536

CAPITAL MARKETS - 1.3%
Coinbase Global, Inc., Class A*	3,596	513,293	729,592
Robinhood Markets, Inc., Class A*	23,980	432,580	1,177,658
		945,873	1,907,250

ENTERTAINMENT - 0.8%
ROBLOX Corp., Class A*	9,458	428,169	634,159
Roku, Inc.*	7,871	477,788	536,645
		905,957	1,170,804

FINANCIAL SERVICES - 0.2%
Block, Inc.*	5,921	460,772	346,201

HEALTHCARE PRODUCTS - 1.0%
Natera Inc*	5,803	849,552	875,847
Twist Bioscience Corp.*	15,559	694,621	596,221
		1,544,173	1,472,068

HOTELS, RESTAURANTS & LEISURE - 0.4%
DraftKings, Inc., Class A*	16,011	494,168	533,006

INTERACTIVE MEDIA & SERVICES - 0.4%
Pinterest, Inc., Class A*	20,994	624,278	531,568

IT SERVICES - 0.7%
Shopify, Inc., Class A (Canada)*	9,862	649,987	936,890

LIFE SCIENCES TOOLS & SERVICES - 0.7%
10X Genomics, Inc., Class A*	96,720	1,516,211	799,874
Pacific Biosciences of California, Inc.*	197,136	463,767	218,821
		1,979,978	1,018,695

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Teradyne, Inc.*	5,528	655,925	410,233

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2025 (Unaudited)

	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PUBLIC COMPANIES (continued)

SOFTWARE - 1.9%
Palantir Technologies, Inc., Class A*	8,867	$143,040	$1,050,207
Tempus AI, Inc., Class A*	32,624	1,391,244	1,685,682
		1,534,284	2,735,889
TOTAL COMMON STOCKS IN PUBLIC COMPANIES		19,493,909	19,777,440

	Acquisition Date	Shares/ Principal/Units	Cost	Value
PREFERRED STOCKS IN PRIVATE COMPANIES – 44.5%

AEROSPACE & DEFENSE - 5.5%
Axiom Space, Inc, Series C*(a)(b)	4/12/23	2,960	500,033	444,000
Boom Technology, Inc., Series A*(a)(b)	11/22/24	439,560	200,000	400,000
Space Exploration Technologies Corp., Series D*(a)(b)	1/31/25	3,783	6,998,550	6,998,550
			7,698,583	7,842,550

AUTO PARTS & EQUIPMENT - 0.6%
Outrider Technologies, Inc., Series D*(a)(b)	7/23/24	322,131	999,998	879,418

BIOTECHNOLOGY - 5.1%
Generate Biomedicines, Inc., Series C*(a)(b)	1/22/25	168,776	1,999,996	1,999,996
Relation Therapeutics, Inc., Series Seed-2*(a)(b)	1/26/24	1,841,959	2,999,999	2,799,777
Umoja Biopharma Inc., Series C*(a)(b)	12/20/24	632,140	2,500,000	2,500,000
			7,499,995	7,299,773

COMPUTERS - 3.6%
Hammerspace, Inc., Series B-2*(a)(b)	4/16/25	1,535,929	3,500,000	3,888,880
Hammerspace, Inc., Series A-1*(a)(b)	7/26/23	511,456	499,999	1,294,976
			3,999,999	5,183,856

ENTERTAINMENT - 0.3%
Lucra, Inc., Series A-1*(a)(b)	7/17/24	226,050	500,000	458,881

HEALTHCARE PRODUCTS - 2.0%
Freenome, Inc., Series E*(a)(b)	9/23/22	85,711	999,990	593,120
Freenome, Inc., Series F*(a)(b)	1/26/24	337,899	2,500,000	2,338,261
			3,499,990	2,931,381

INTERNET - 3.5%
Perplexity AI Inc., Series D-1*(a)(b)	11/19/24	6,081	1,999,853	1,999,853
X.AI Holdings Corp., Series B*(a)(b)	5/10/24	83,543	1,000,010	3,054,332
			2,999,863	5,054,185

MACHINERY - CONSTRUCTION & MINING - 2.4%
Radiant Industries, Incorporated, Series C-2*(a)(b)	2/14/25	182,048	3,499,982	3,499,982

MACHINERY - DIVERSIFIED - 4.1%
Apptronik, Inc., Series A-1*(a)(b)	2/28/25	223,561	3,119,987	3,119,988
Figure AI, Inc., Series B*(a)(b)	2/29/24	189,096	2,499,996	2,728,655
			5,619,983	5,848,643

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2025 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
PREFERRED STOCKS IN PRIVATE COMPANIES (continued)

SEMICONDUCTOR - 5.0%
Ayar Labs, Inc., Series D*(a)(b)(c)	4/28/25	40,868	$1,030,000	$1,000,000
Groq, Inc., Series D*(a)(b)	2/14/25	186,589	2,999,998	2,999,998
Tenstorrent Holdings, Inc., Series D-1*(a)(b)(c)	7/16/24	25,373	2,118,567	2,000,154
Tenstorrent Holdings, Inc., Series D-2*(a)(b)	7/16/24	15,393	1,050,000	1,213,430
			7,198,565	7,213,582

SOFTWARE - 10.9%
Anthropic, Inc., Series C-1*(a)(b)	3/31/23	89,078	1,049,998	4,996,385
Lambda Inc., Series D*(a)(b)	1/21/25	227,631	5,124,996	4,999,996
Mythical, Inc., Series C-1*(a)(b)	4/11/23	60,415	500,001	134,121
Mythical, Inc., Series D-1*(a)(b)	1/31/25	287,848	167,029	639,023
Replit, Inc., Series B-1*(a)(b)	1/23/23	25,385	1,000,000	1,118,209
Shield AI, Inc., Series F*(a)(b)	10/06/23	22,838	999,985	1,777,938
Shield AI, Inc., Series Seed*(a)(b)	1/03/24	22,836	999,988	1,777,783
Sortium, Inc., Series Seed-1*(a)(b)	9/27/23	61,111	250,000	234,666
			10,091,997	15,678,121

TRANSPORTATION - 1.5%
Flexport, Inc., Series A*(a)(b)	9/23/22	49	670	134
Flexport, Inc., Series B-1*(a)(b)	9/23/22	4,940	67,523	13,486
Flexport, Inc., Series C*(a)(b)	9/23/22	24,640	336,798	67,267
Zipline International, Inc., Series F*(a)(b)	5/30/23	24,877	999,983	846,316
Zipline International, Inc., Series G*(a)(b)	7/08/24	35,761	1,500,042	1,216,589
			2,905,016	2,143,792
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES			56,513,971	64,034,164

COMMON STOCKS IN PRIVATE COMPANIES – 27.1%

AEROSPACE & DEFENSE - 9.7%
Boom Technology, Inc.*(a)(b)	5/02/24	15,010	999,966	13,659
Space Exploration Technologies Corp.*(a)(b)(c)	10/31/23	75,356	6,999,963	13,940,771
			7,999,929	13,954,430

DIVERSIFIED FINANCIAL SERVICES - 3.3%
Blockdaemon, Inc.*(a)(b)	6/27/23	830,365	3,010,000	4,774,599

ENTERTAINMENT - 2.1%
Discord Inc.*(a)(b)	11/14/22	11,744	2,723,641	3,053,440

INTERNET - 5.9%
Revolut Group Holdings LTD*(a)(b)	2/11/25	2,888	2,511,789	2,499,333
X.AI Holdings Corp.*(a)(b)	10/28/22	164,511	6,000,093	6,014,533
			8,511,882	8,513,866

SOFTWARE - 6.1%
Databricks, Inc.*(a)(b)(d)	9/23/22	27,992	400,000	2,582,800
Epic Games, Inc.*(a)(b)(c)	9/23/22	8,390	3,943,816	3,701,699
OpenAI Global LLC*(a)(b)(c)	7/31/24	5,797	999,982	2,516,710
			5,343,798	8,801,209
TOTAL COMMON STOCKS IN PRIVATE COMPANIES			27,589,250	39,097,544

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2025 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES – 7.0%

AEROSPACE & DEFENSE - 1.0%
Boom Technology, Inc.*(a)(b)	4/16/25	1,500,000	$1,500,000	$1,500,000

AUTO PARTS & EQUIPMENT - 2.1%
Gatik AI, Inc.*(a)(b)	8/21/24	1,000,000	1,000,000	1,000,000
Kodiak Robotics, Inc.*(a)(b)	2/26/25	2,000,000	2,000,000	2,000,000
			3,000,000	3,000,000

BIOTECHNOLOGY - 1.7%
Lila Sciences Inc.*(a)(b)	1/13/25	2,500,000	2,500,000	2,500,000

BROADCAST SERVICES - 0.4%
Kino Tech, Inc.*(a)(b)	2/27/24	500,000	500,000	527,000

COMMERCIAL SERVICES - 0.3%
Critical Ideas, Inc. (Chipper Cash)*(a)(b)	9/23/22	400,000	400,000	460,680

DIVERSIFIED FINANCIAL SERVICES - 0.5%
Atomic Vaults, Inc.*(a)(b)	1/26/24	600,000	600,000	662,940

INTERNET - 0.2%
Firmly, Inc.*(a)(b)	5/22/24	250,000	250,000	250,575

SOFTWARE - 0.8%
Graft, Inc.*(a)(b)	10/30/23	250,000	250,000	275,000
Pave Financial, Inc.*(a)(b)	8/16/23	500,000	500,000	576,050
Supersocial, Inc.*(a)(b)	5/10/24	1,000,000	1,000,000	0
Tilda Technologies, Inc (Humata AI)*(a)(b)	6/27/23	250,000	250,000	257,700
			2,000,000	1,108,750
TOTAL SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES			10,750,000	10,009,945

CONVERTIBLE INTEREST RIGHTS IN PRIVATE COMPANIES – 5.8%

SOFTWARE - 5.8%
OpenAI Global LLC*(a)(b)	4/16/25	11,517	5,000,000	4,999,990
OpenAI Global LLC*(a)(b)	9/30/24	7,644	2,001,499	3,318,566
			7,001,499	8,318,556
TOTAL CONVERTIBLE INTEREST RIGHTS IN PRIVATE COMPANIES			7,001,499	8,318,556

CONVERTIBLE NOTE IN PRIVATE COMPANIES – 1.0%

COMMERCIAL SERVICES - 0.3%
Critical Ideas, Inc. (Chipper Cash) 10.00%, 02/25/26(a)(b)(e)	8/25/23	500,000	500,000	500,000

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2025 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
CONVERTIBLE NOTE IN PRIVATE COMPANIES (continued)

ENTERTAINMENT SOFTWARE - 0.7%
Gamefam, Inc. 3.00%, 03/13/26(a)(b)(e)	3/13/24	1,000,000	$1,000,000	$1,000,000
TOTAL CONVERTIBLE NOTE IN PRIVATE COMPANIES			1,500,000	1,500,000

WARRANT IN PRIVATE COMPANIES – 0.7%

SOFTWARE - 0.7%
Mythical, Inc.(a)(b)	12/28/23	482,781	280,142	1,071,774
TOTAL WARRANTS IN PRIVATE COMPANIES			280,142	1,071,774

	Shares/ Principal/Units	Cost	Value

MONEY MARKET FUND – 1.9%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.20% (f)	2,794,340	2,794,340	2,794,340
TOTAL INVESTMENTS – 101.8%		125,923,111	146,603,763
Liabilities in Excess of Other Assets–(1.8)%			(2,533,527)
Net Assets–100.0%			$144,070,236

*	Non-income producing security
(a)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of April 30, 2025, total investments in restricted securities were $124,031,983 and are classified as Level 3.
(c)	All or a portion of these securities have been purchased through unaffiliated Special Purpose Vehicles ("SPVs") in which the Fund has a direct investment of ownership units of the SPVs. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund's ownership percentage.
(d)	The Fund held a $400,000 simple agreement to purchase equity in Mosaic ML, Inc. which was acquired by Databricks, Inc. effective July 12, 2023. The acquisition was an all-stock transaction where the Fund received 26,371 common shares of Databricks, Inc. with an additional indemnity holdback of 1,551 common shares.
(e)	PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
(f)	Rate shown represents annualized 7-day yield as of April 30, 2025.

April 30, 2025 (Unaudited)

Fair value measurements

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s investments as of April 30, 2025:

Investment in Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks in Private Companies‡	$–	$–	$64,034,164	$64,034,164
Common Stocks in Private Companies‡	–	–	39,097,544	39,097,544
Common Stocks in Public Companies‡	19,777,440	–	–	19,777,440
Simple Agreement to Purchase Equity in Private Companies‡	–	–	10,009,945	10,009,945
Convertible Interest Rights in Private Companies‡	–	–	8,318,556	8,318,556
Convertible Note in Private Companies‡	–	–	1,500,000	1,500,000
Warrant in Private Companies‡	–	–	1,071,774	1,071,774
Money Market Fund	2,794,340	–	–	2,794,340
Total	$22,571,780	$–	$124,031,983	$146,603,763

‡	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented below:

	Common Stocks In Private Companies	Preferred Stocks In Private Companies	Simple Agreement To Purchase Equity In Private Companies	Convertible Note In Private Companies	Convertible Interest Rights in Private Companies	Warrant In Private Companies	Total
Balance at July 31, 2024	$20,194,237	$25,092,048	$5,676,605	$1,994,388	$–	$988,362	$53,945,640
Purchases	9,322,373	30,587,068	9,000,000	–	7,001,499	26,957	55,937,897
Sales	–	–	–	–	–	–	–
Transfer into Level 3	–	–	–	–	–	–	–
Transfer out of Level 3	–	–	–	–	–	–	–
Conversion	999,966	2,994,422	(3,500,000)	(494,388)	–	–	–
Net Realized Gain (Loss)	–	–	–	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	8,580,968	5,360,626	(1,166,660)	–	1,317,057	56,455	14,148,446
Ending Balance at April 30, 2025	$39,097,544	$64,034,164	$10,009,945	$1,500,000	$8,318,556	$1,071,774	$124,031,983
Net Change in Unrealized Appreciation (Depreciation) on Level 3 securities still held as of April 30, 2025	8,580,968	5,360,626	(1,166,660)	–	1,317,057	56,455	14,148,446

April 30, 2025 (Unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2025.

Asset type	Fair Value at April 30, 2025	Valuation Approach	Significant Unobservable Inputs	Impact to value if Input Increases*	Range	Weighted Average
Preferred Stocks in Private Companies	$64,034,164	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Market Movement	Increase	(18.90)% – 9.14%	(4.46)%
Common Stocks in Private Companies	39,097,544	Market Approach	Precedent Transactions	Increase	N/A	N/A
Simple Agreement to Purchase Equity in Private Companies	10,009,945	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Market Movement	Increase	0.23% – 15.21%	9.69%
Convertible Interest Rights in Private Companies	8,318,556	Market Approach	Precedent Transactions	Increase	N/A	N/A
Convertible Note in Private Companies	1,500,000	Market Approach	Precedent Transactions	Increase	N/A	N/A
Warrant in Private Companies	1,071,774	Market Approach	Precedent Transactions	Increase	N/A	N/A

*	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.